Research and Development incentives receivables - Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	€ 64,339
Non-current R&D incentives receivables-discounted value	64,001	€ 54,188	€ 49,384
France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	27,986
Non-current R&D incentives receivables-discounted value	27,986
Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	36,353
Non-current R&D incentives receivables-discounted value	36,015
Later than one year and not later than two years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	11,141
Non-current R&D incentives receivables-discounted value	11,141
Later than one year and not later than two years [member] | France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	8,622
Non-current R&D incentives receivables-discounted value	8,622
Later than one year and not later than two years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	2,520
Non-current R&D incentives receivables-discounted value	2,520
Later than two years and not later than three years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	12,738
Non-current R&D incentives receivables-discounted value	12,738
Later than two years and not later than three years [member] | France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	9,340
Non-current R&D incentives receivables-discounted value	9,340
Later than two years and not later than three years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	3,398
Non-current R&D incentives receivables-discounted value	3,398
Later than three years and not later than four years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	14,034
Non-current R&D incentives receivables-discounted value	14,034
Later than three years and not later than four years [member] | France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	10,025
Non-current R&D incentives receivables-discounted value	10,025
Later than three years and not later than four years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	4,009
Non-current R&D incentives receivables-discounted value	4,009
Later than four years and not later than five years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	4,863
Non-current R&D incentives receivables-discounted value	4,863
Later than four years and not later than five years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	4,863
Non-current R&D incentives receivables-discounted value	4,863
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	21,562
Non-current R&D incentives receivables-discounted value	21,224
Later than five years and not later than ten years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-nominal value	21,562
Non-current R&D incentives receivables-discounted value	€ 21,224